Net Loss per Share (Details) - shares		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Net Loss per Share [Line Items]
Diluted earnings per common share		13,198,653	302,307,228	12,694,332	302,307,228	11,913,273	4,272,200
Reverse stock split shares	199,994			19,695,305		10	19,695,305
Conversion of unsecured converstible note				6,760
Private Warrants [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share		1,698,449	1,194,128	93,040,952	71,970,284
Reverse stock split shares						37,956,206
Number of warrants						380,011
Common Stock Options [Member]
Net Loss per Share [Line Items]
Diluted earnings per common share		204	360,690	20,425	3,607
Common Stock [Member]
Net Loss per Share [Line Items]
Common stock options						204	146
Reverse stock split shares				20,000,000		20,425	14,645
Unsecured Converstible Note [Member]
Net Loss per Share [Line Items]
Reverse stock split shares						3,305,765
Conversion of unsecured converstible note						33,058